Allowance for Loan Losses & Unfunded Loan Commitments	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses & Unfunded Loan Commitments
Allowance for Loan Losses & Unfunded Loan Commitments
6. Allowance for Loan Losses & Unfunded Loan Commitments

The Company has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio.  At a minimum, the adequacy of the allowance for loan losses is reviewed by management on a quarterly basis.  For purposes of determining the allowance for loan losses, the Company has segmented the loans in its portfolio by loan type.  Loans are segmented into the following pools: SBA 7(a), SBA 504, commercial, residential mortgages, and consumer loans.  Certain portfolio segments are further broken down into classes based on the associated risks within those segments and the type of collateral underlying each loan.  Commercial loans are divided into the following three classes: real estate, real estate construction and other.  Residential mortgage loans are divided into the following two classes: residential mortgages and purchased residential mortgages.  Consumer loans are divided into two classes as follows:  home equity and other.
The standardized methodology used to assess the adequacy of the allowance includes the allocation of specific and general reserves.  The same standard methodology is used, regardless of loan type.  Specific reserves are made to individual impaired loans and troubled debt restructurings (see Note 1 for additional information on this term).  The general reserve is set based upon a representative average historical net charge-off rate adjusted for the following environmental factors: delinquency and impairment trends, charge-off and recovery trends, restructured loans, volume and loan term trends, risk and underwriting policy trends, staffing and experience changes, national and local economic trends, industry conditions and credit concentration changes.  When calculating the five-year historical net charge-off rate, the Company weights the past three years more heavily due to the higher amount of charge-offs experienced during those years.  All of the environmental factors are ranked and assigned a basis points value based on the following scale: low, low moderate, moderate, high moderate and high risk.  Each environmental factor is evaluated separately for each class of loans and risk weighted based on its individual characteristics.
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For SBA 7(a), SBA 504 and commercial loans, the estimate of loss based on pools of loans with similar characteristics is made through the use of a standardized loan grading system that is applied on an individual loan level and updated on a continuous basis.  The loan grading system incorporates reviews of the financial performance of the borrower, including cash flow, debt-service coverage ratio, earnings power, debt level and equity position, in conjunction with an assessment of the borrower's industry and future prospects.  It also incorporates analysis of the type of collateral and the relative loan to value ratio.

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For residential mortgage and consumer loans, the estimate of loss is based on pools of loans with similar characteristics.  Factors such as credit score, delinquency status and type of collateral are evaluated.  Factors are updated frequently to capture the recent behavioral characteristics of the subject portfolios, as well as any changes in loss mitigation or credit origination strategies, and adjustments to the reserve factors are made as needed.

According to the Company's policy, a loss ("charge-off") is to be recognized and charged to the allowance for loan losses as soon as a loan is recognized as uncollectable.  All credits which are 90 days past due must be analyzed for the Company's ability to collect on the credit.  Once a loss is known to exist, the charge-off approval process is immediately expedited.  This charge-off policy is followed for all loan types.
The allocated allowance is the total of identified specific and general reserves by loan category.  The allocation is not necessarily indicative of the categories in which future losses may occur.  The total allowance is available to absorb losses from any segment of the portfolio.
The following tables detail the activity in the allowance for loan losses by portfolio segment for 2011 and 2010:

	For the year ended December 31, 2011
(In thousands)	SBA	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$4,198	$1,551	$6,011	$1,679	$586	$339	$14,364
Charge-offs	(2,348)	(950)	(1,809)	(215)	(177)	-	(5,499)
Recoveries	216	77	330	54	6	-	683
Net charge-offs	(2,132)	(873)	(1,479)	(161)	(171)	-	(4,816)
Provision for loan losses charged to expense	2,022	745	3,597	185	121	130	6,800
Ending balance	$4,088	$1,423	$8,129	$1,703	$536	$469	$16,348

	For the year ended December 31, 2010
(In thousands)	SBA	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$3,247)	$1,872	$6,013	$1,615	$632	$463	$13,842
Charge-offs	(1,351)	(1,548)	(3,627)	(500)	(245)	-	(7,271
Recoveries	243	-	296	-	4	-	543
Net charge-offs	(1,108)	(1,548)	(3,331)	(500)	(241)	-	(6,728)
Provision for loan losses charged to expense	2,059	1,227	3,329	564	195	(124)	7,250
Ending balance	$4,198	$1,551	$6,011	$1,679	$586	$339	$14,364

The following tables present loans and their related allowance for loan losses, by portfolio segment, as of December 31, 2011 and 2010:

	December 31, 2011
(In thousands)	SBA	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for Loan Losses ending balance:
Individually evaluated for impairment	$1,694	$1	$2,754	$-	$-	$-	$4,449
Collectively evaluated for impairment	2,394	1,422	5,375	1,703	536	469	11,899
Total	$4,088	$1,423	$8,129	$1,703	$536	$469	$16,348

Loan ending balances:
Individually evaluated for impairment	$6,316	$6,458	$20,186	$-	$-	$-	$32,960
Collectively evaluated for impairment	65,527	48,650	262,918	134,090	48,447	-	559,632
Total	$71,843	$55,108	$283,104	$134,090	$48,447	$-	$592,592

	December 31, 2010
(In thousands)	SBA	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for Loan Losses ending balance:
Individually evaluated for impairment	$1,761	$87	$609	$-	$-	$-	$2,457
Collectively evaluated for impairment	2,437	1,464	5,402	1,679	586	339	11,907
Total	$4,198	$1,551	$6,011	$1,679	$586	$339	$14,364

Loan ending balances:
Individually evaluated for impairment	$6,888	$10,622	$10,194	$-	$-	$-	$27,704
Collectively evaluated for impairment	79,250	53,654	271,011	128,400	55,917	-	588,232
Total	$86,138	$64,276	$281,205	$128,400	$55,917	$-	$615,936

The Company did not make any changes to its allowance for loan losses methodology in the current period.

Unfunded Loan Commitments
    In addition to the allowance for loan losses, the Company maintains an allowance for unfunded loan commitments that is maintained at a level that management believes is adequate to absorb estimated probable losses.  Adjustments to the allowance are made through other expense and applied to the allowance which is maintained in other liabilities.  At December 31, 2011, a $79 thousand commitment reserve was reported on the balance sheet as an "other liability", compared to a $66 thousand commitment reserve at December 31, 2010.